Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Fair Values of Outstanding Derivative Instruments

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2012	2013	Liability derivatives	2012	2013
Interest rate contracts	Prepaid expenses and other current assets	151	2	Current liabilities other	14,017	1,227
Interest rate contracts	Assets other	—	254	Liabilities other	1,184	18,892
Foreign exchange contracts	Prepaid expenses and other current assets	11	5	Current liabilities other	15	15

		162	261		15,216	20,134

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2012	2013	Liability derivatives	2012	2013
Interest rate contracts	Prepaid expenses and other current assets	5	—	Current liabilities other	4,390	147
Interest rate contracts		—	—	Liabilities other	—	2,784
Foreign exchange contracts	Prepaid expenses and other current assets	18,345	20,706	Current liabilities other	21,612	18,933
Foreign exchange contracts	Assets other	5	895		—	—
Credit contracts	Prepaid expenses and other current assets	1	—		—	—

		18,356	21,601		26,002	21,864

Total derivatives		18,518	21,862		41,218	41,998

Effects of Derivative Instruments on Consolidated Statements of Income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2011, 2012 and 2013.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2011	2012	2013
Interest rate contracts	Financial services revenue	588	(2,998)	(11,275)
Foreign exchange contracts	Foreign exchange gain or (loss), net	(18)	(49)	1

Total		570	(3,047)	(11,274)

Derivatives under cash flow hedging relationships	Yen in millions
	Fiscal year ended March 31, 2011
	Amount of gain or (loss) recognized in OCI on derivative	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Interest rate contracts	(108)	Interest expense	329	Interest expense	—

Total	(108)	Total	329	Total	—

Derivatives under cash flow hedging relationships	Yen in millions
	Fiscal year ended March 31, 2012
	Amount of gain or (loss) recognized in OCI on derivative	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Interest rate contracts	171	Interest expense	308	Interest expense	—

Total	171	Total	308	Total	—

Derivatives under cash flow hedging relationships	Yen in millions
	Fiscal year ended March 31, 2013
	Amount of gain or (loss) recognized in OCI on derivative	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Interest rate contracts	(69)	Interest expense	615	Interest expense	—

Total	(69)	Total	615	Total	—

At March 31, 2013, amounts related to derivatives qualifying as cash flow hedges amounted to a net reduction of equity of 742 million yen.

Derivatives not designated as hedging instruments	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative (Yen in millions)
		Fiscal year ended March 31
		2011	2012	2013
Interest rate contracts	Financial services revenue	(3,332)	(3,303)	(2,779)
Interest rate contracts	Financial services expenses	32	—	—
Foreign exchange contracts	Financial services revenue	(1,294)	(79)	7,202
Foreign exchange contracts	Foreign exchange gain or (loss), net	8,311	4,324	5,596
Bond contracts	Financial services revenue	44	—	—
Credit contracts	Financial services revenue	(101)	(25)	(3)

Total		3,660	917	10,016

Summary of Derivatives Additional Information Including Notional Amounts

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2012		March 31, 2013
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,227,889	(7,305)	1,127,799	(7,185)
Currency option contracts purchased	9,878	91	1,296	44
Currency option contracts written	152	(1)	1,037	(6)
Currency swap agreements	519,041	2,206	459,019	9,507
Other currency contracts	48,347	1,743	58,294	298
Interest rate contracts:
Interest rate swap agreements	451,416	(19,435)	529,642	(22,794)
Credit contracts:
Credit default swap agreements	1,367	1	—	—